September 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen North Carolina Premium Income Municipal Fund (the “Registrant”);
File No. 811-07608

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund 2 and Nuveen North Carolina Dividend Advantage Municipal Fund 3 into Nuveen North Carolina Premium Income Municipal Fund.

Please contact the undersigned at (312) 609-7727 if you have questions or comments regarding the filing.

Very truly yours,

/s/Mark A. Diomede